Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net loss	SFr (3,604,301)	SFr (4,825,018)
Adjustments for:
Depreciation	14,042	46,309
Unrealized foreign currency exchange (gain)/loss, net	(16,562)	151,775
Interest expense	19,087	845,112
Share based payments	308,181	(99,772)
Transaction costs		411,316
Employee benefits	16,033	113,320
Fair value derivative financial instruments	(531,245)	(3,907,958)
Deferred tax (gain)/loss	(261,394)	(17,453)
Total	(4,056,159)	(7,282,369)
Changes in:
Other receivables	19,070	(124,413)
Prepayments	126,855	172,095
Trade and other payables	(999,052)	1,073,926
Accrued expenses	(345,313)	(1,124,502)
Net cash used in operating activities	(5,254,596)	(7,285,263)
Cash flows from investing activities
Purchase of intangibles	(1,620,312)	(19,638)
Net cash used in / from investing activities	(1,620,312)	(19,638)
Cash flows from financing activities
Proceeds from public offering	9,659,815	5,282,425
Transaction costs	(954,928)	(1,004,893)
Repayment of loan	(1,463,328)	(7,033,604)
Interests paid	(3,745)	(339,047)
Net cash from financing activities	7,237,814	(3,095,119)
Net increase/(decrease) in cash and cash equivalents	362,906	(10,400,020)
Cash and cash equivalents at beginning of the period	5,393,207	14,973,369
Net effect of currency translation on cash	35,816	(151,578)
Cash and cash equivalents at end of the period	SFr 5,791,929	SFr 4,421,771